Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 4,612	$ 3,853
Fair value of plan assets	3,187	2,787
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	4,612	3,853
Accumulated benefit obligation	4,250	3,566
Fair value of plan assets	$ 3,187	$ 2,787